     Filed with the Securities and Exchange Commission on August 15, 2008
Registration No. 333-150220              Investment Company Act No. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 1
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 170

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ______ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================
ASXT-EIGHT

                                     Note:

Registrant is filing this Post-Effective Amendment No. 1 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Pre-Effective Amendment No. 3 filed with the SEC on June 13, 2008, as supplemented, are hereby incorporated by reference. However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES XTRA CREDIT EIGHT/SM/

                        Supplement Dated August 15, 2008
                     to the Prospectuses Dated May 1, 2008

 This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

 In the Prospectus immediately following the Table of Contents, we add the following section entitled, "Summary":

                                    SUMMARY

                   Advanced Series Extra Credit Eight ("XT8")

 This Summary describes key features of the variable annuity described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuity. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and to receive an income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial advisor will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of guarantees to receive an income for life, or death benefits for your beneficiaries. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 Why is a variable annuity "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 How do I purchase one of the variable annuities? See your financial advisor to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                            Maximum Age for  Minimum Initial
                   Product  Initial Purchase Purchase Payment
                   ------------------------------------------
                   XT8             75            $10,000
                   ------------------------------------------

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you varies by law, and is stated on the front cover of your contract. You must cancel your contract in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial advisor, you choose where to invest your money within the annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read carefully. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a surrender charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a surrender charge. You may take withdrawals until your account value is depleted.

 Instead of withdrawals, you may elect to receive annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their account value through withdrawals. If you elect to receive annuity payments, you convert your account value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of a guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your account value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The propriety formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Highest Daily Lifetime Seven
..   Spousal Highest Daily Lifetime Seven
..   Highest Daily Lifetime Seven with Lifetime Income Accelerator
..   Highest Daily Lifetime Seven with Beneficiary Income Option
..   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
..   Lifetime Five
..   Spousal Lifetime Five

 Options for Guaranteed Accumulation. We offer several optional benefits for an additional fee that guarantee your account value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. These benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The proprietary formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Guaranteed Return Option Plus 2008
..   Highest Daily Guaranteed Return Option

 Other Guaranteed Options. We also offer the following options. Please see the corresponding section in the prospectus for complete details:
..   Guaranteed Minimum Income Benefit: This option guarantees a rate of accumulation of your purchase payments over a period of years for use with converting your account value into an annuity stream (also called "annuitization").
..   Guaranteed Minimum Withdrawal Benefit: This option guarantees up to a certain percentage of the account value to be withdrawn annually until the original investment is returned even if the account value reaches zero.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer a number of optional death benefits for an additional charge:
..   Enhanced Beneficiary Protection Death Benefit: Offers the basic death benefit plus 40% of "growth" under your annuity as defined later in this prospectus.
..   Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.
..   Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers
    the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.
..   Highest Daily Value Death Benefit: Offers the greater of the basic death benefit and a highest daily value of the annuity.

 Each death benefit has certain age restrictions. Please see the "Death Benefit" section of the Prospectus for more information.

 How do I receive credits?
 With XT8, we apply a credit to your annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of this annuity may be higher than other annuities that do not offer credits. The amount of the Credit depends on the year during which the purchase payment is made and the amount of your purchase payment:

             Annuity Year  Credit (Cumulative  Credit (Cumulative
                           Purchase Payments    Purchase Payments
                          $100,000 or Greater) Less than $100,000)
             -----------------------------------------------------
                  1              8.00%                6.00%
             -----------------------------------------------------
                  2              6.00%                5.00%
             -----------------------------------------------------
                  3              4.00%                4.00%
             -----------------------------------------------------
                  4              3.00%                3.00%
             -----------------------------------------------------
                  5              2.00%                2.00%
             -----------------------------------------------------
                  6              1.00%                1.00%
             -----------------------------------------------------
                  7+             0.00%                0.00%
             -----------------------------------------------------

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long you have held your Annuity. The CDSC is different depending on which annuity you purchase:

        Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10 Yr. 11+
   -------------------------------------------------------------------------
   XT8  9.0%  9.0%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   1.0%   0.0%
   -------------------------------------------------------------------------

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contracts.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge daily. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                               FEE/CHARGE              XT8
                     --------------------------------------
                     Mortality & Expense Risk Charge  1.60%
                     --------------------------------------
                     Administration Charge            0.15%
                     --------------------------------------
                     Total Insurance Charge           1.75%
                     --------------------------------------

 Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit Price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity
 We will pay your financial advisor a commission for selling one of our variable annuities to you. We may also pay fees to your financial advisor's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial advisor to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial advisor or us. See "General Information".

 Other Information
 Please see the section entitled "General Information" for more information about our annuities.

 In the Prospectus, immediately after the section entitled "Appendix G - Selecting the Variable Annuity That's Right For You" we add the following section entitled "Appendix H - Hypothetical Illustrations":

                    APPENDIX H - HYPOTHETICAL ILLUSTRATIONS

 The tables in the following pages illustrate examples of how each of our variable annuities could operate. Each illustration shows how different hypothetical rates of return could affect the value of your annuity, its death benefit, and withdrawal values over a hypothetical 30-year period. The returns shown are hypothetical and should not be deemed a projection or prediction of future rates of return. Actual investment results will be more or less than those shown and will depend on a number of factors, including the choice and actual returns of the variable investment options in which you invest.

 The illustrations assume:
..   You make one purchase payment of $100,000;
..   You elect Highest Daily Lifetime Seven ("HD7") at issue;
..   You do not elect an optional death benefit;
..   You purchase the annuity at age 55;
..   You begin taking withdrawals in the 11/th/ annuity year.

 The tables are intended to enhance your understanding of our variable annuity by illustrating an example based on the assumptions above. Each illustration is based on only one set of assumptions, and would show different results under a different set of assumptions, such as a different selection of optional benefits. You may obtain illustrations that are customized for your individual situation by contacting your financial advisor.

 In order to illustrate different levels of fluctuation that could occur due to different styles of investing, we have included hypothetical returns based on a "growth" model and a "conservative growth" model. Each model represents a mix of equity-based and fixed-income returns. The "growth" model assumes allocations to investments more heavily weighted in equity investments, where the "conservative growth" model assumes allocations to investments more heavily weighted in fixed-income investments. We have also included an illustration that assumes the annuity grows at a hypothetical rate of return based on a "0% Gross Return" model. The purpose of showing the 0% Return model is to demonstrate how negative growth in the underlying investment options, together with the effect of contract charges, affects various values under the annuity. In all cases the hypothetical values are intended to be net of underyling portfolio charges as well as charges for the annuity and optional benefits. It is not possible to invest in any of the models.

                           Hypothetical Growth Model

                                      XT8

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.69%  110,910  101,910  102,910  115,560         -       115,560
------------------------------------------------------------------------------------
  2        -   10.11%  122,128  114,128  122,128  142,343         -       142,343
------------------------------------------------------------------------------------
  3        -   23.43%  150,739  143,739  150,739  157,279         -       157,279
------------------------------------------------------------------------------------
  4        -   -7.28%  139,762  133,762  139,762  168,289         -       168,289
------------------------------------------------------------------------------------
  5        -   14.50%  160,029  155,029  160,029  180,069         -       180,069
------------------------------------------------------------------------------------
  6        -   15.83%  185,361  181,361  185,361  192,674         -       192,674
------------------------------------------------------------------------------------
  7        -    1.33%  187,823  184,823  187,823  210,250         -       210,250
------------------------------------------------------------------------------------
  8        -   23.54%  232,041  230,041  232,041  236,112         -       236,112
------------------------------------------------------------------------------------
  9        -   12.94%  262,065  261,065  262,065  270,584         -       270,584
------------------------------------------------------------------------------------
 10        -    2.31%  268,107  268,107  268,107  296,585         -       296,585
------------------------------------------------------------------------------------
 11        -   10.03%  278,671  278,671  278,671  281,756    14,829       281,756
------------------------------------------------------------------------------------
 12        -   21.66%  321,000  321,000  321,000  321,000    14,829       321,000
------------------------------------------------------------------------------------
 13        -   -5.41%  288,448  288,448  288,448  304,950    16,050       304,950
------------------------------------------------------------------------------------
 14        -   22.63%  334,053  334,053  334,053  334,053    16,050       334,053
------------------------------------------------------------------------------------
 15        -    4.29%  330,955  330,955  330,955  350,726    16,703       350,726
------------------------------------------------------------------------------------
 16        -    6.18%  332,803  332,803  332,803  333,190    17,536       333,190
------------------------------------------------------------------------------------
 17        -   -3.46%  304,373  304,373  304,373  315,653    17,536       315,653
------------------------------------------------------------------------------------
 18        -   28.43%  368,377  368,377  368,377  368,377    17,536       368,377
------------------------------------------------------------------------------------
 19        -   14.91%  402,138  402,138  402,138  411,117    18,419       411,117
------------------------------------------------------------------------------------
 20        -   24.57%  475,338  475,338  475,338  475,338    20,556       475,338
------------------------------------------------------------------------------------
 21        -   20.71%  539,342  539,342  539,342  539,342    28,520       539,342
------------------------------------------------------------------------------------
 22        -   12.99%  572,822  572,822  572,822  576,126    32,361       576,126
------------------------------------------------------------------------------------
 23        -   -8.31%  493,535  493,535  493,535  541,558    34,568       541,558
------------------------------------------------------------------------------------
 24        -  -11.26%  407,265  407,265  407,265  506,991    34,568       506,991
------------------------------------------------------------------------------------
 25        -  -18.13%  305,133  305,133  305,133  472,423    34,568       472,423
------------------------------------------------------------------------------------
 26        -   19.34%  322,886  322,886  322,886  437,856    34,568       437,856
------------------------------------------------------------------------------------
 27        -    5.99%  305,587  305,587  305,587  403,288    34,568       403,288
------------------------------------------------------------------------------------
 28        -    0.17%  271,483  271,483  271,483  368,721    34,568       368,721
------------------------------------------------------------------------------------
 29        -    7.90%  255,621  255,621  255,621  334,153    34,568       334,153
------------------------------------------------------------------------------------
 30        -   -1.77%  217,134  217,134  217,134  299,585    34,568       299,585
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                      XT8

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.41%   111,683  102,683  103,683  115,560         -       115,560
------------------------------------------------------------------------------------
  2        -   1.31%   113,147  105,147  113,147  129,729         -       129,729
------------------------------------------------------------------------------------
  3        -  18.10%   133,624  126,624  133,624  138,810         -       138,810
------------------------------------------------------------------------------------
  4        -  -2.57%   130,195  124,195  130,195  148,527         -       148,527
------------------------------------------------------------------------------------
  5        -  10.00%   143,218  138,218  143,218  158,924         -       158,924
------------------------------------------------------------------------------------
  6        -   9.05%   156,179  152,179  156,179  170,049         -       170,049
------------------------------------------------------------------------------------
  7        -  -1.60%   153,673  150,673  153,673  181,952         -       181,952
------------------------------------------------------------------------------------
  8        -  14.79%   176,397  174,397  176,397  194,689         -       194,689
------------------------------------------------------------------------------------
  9        -   8.07%   190,632  189,632  190,632  208,317         -       208,317
------------------------------------------------------------------------------------
 10        -   5.18%   200,511  200,511  200,511  222,899         -       222,899
------------------------------------------------------------------------------------
 11        -   4.21%   197,335  197,335  197,335  211,754    11,145       211,754
------------------------------------------------------------------------------------
 12        -  10.05%   204,906  204,906  204,906  204,906    11,145       204,906
------------------------------------------------------------------------------------
 13        -  -3.46%   187,055  187,055  187,055  189,464    11,145       189,464
------------------------------------------------------------------------------------
 14        -  16.83%   205,518  205,518  205,518  205,518    11,145       205,518
------------------------------------------------------------------------------------
 15        -   3.31%   200,815  200,815  200,815  200,815    11,145       200,815
------------------------------------------------------------------------------------
 16        -   6.21%   201,453  201,453  201,453  201,453    11,145       201,453
------------------------------------------------------------------------------------
 17        -  -4.41%   181,908  181,908  181,908  181,908    11,145       181,908
------------------------------------------------------------------------------------
 18        -  20.69%   206,097  206,097  206,097  206,097    11,145       206,097
------------------------------------------------------------------------------------
 19        -   6.21%   207,060  207,060  207,060  207,060    11,145       207,060
------------------------------------------------------------------------------------
 20        -  13.94%   223,223  223,223  223,223  223,223    11,145       223,223
------------------------------------------------------------------------------------
 21        -  12.01%   235,025  235,025  235,025  235,025    13,393       235,025
------------------------------------------------------------------------------------
 22        -   3.32%   228,252  228,252  228,252  228,252    14,101       228,252
------------------------------------------------------------------------------------
 23        -   0.41%   215,031  215,031  215,031  215,031    14,101       215,031
------------------------------------------------------------------------------------
 24        -  -2.48%   195,949  195,949  195,949  195,949    14,101       195,949
------------------------------------------------------------------------------------
 25        -  -4.42%   173,811  173,811  173,811  178,619    14,101       178,619
------------------------------------------------------------------------------------
 26        -   9.08%   174,204  174,204  174,204  174,204    14,101       174,204
------------------------------------------------------------------------------------
 27        -   3.31%   165,401  165,401  165,401  165,401    14,101       165,401
------------------------------------------------------------------------------------
 28        -  -0.56%   150,458  150,458  150,458  150,458    14,101       150,458
------------------------------------------------------------------------------------
 29        -   4.27%   142,179  142,179  142,179  142,179    14,101       142,179
------------------------------------------------------------------------------------
 30        -   1.37%   129,837  129,837  129,837  129,837    14,101       129,837
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                      XT8

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.50%  104,221   95,221  100,000  115,560         -        5,778
------------------------------------------------------------------------------------
  2        -   -3.57%  100,504   92,504  100,504  123,649         -        6,182
------------------------------------------------------------------------------------
  3        -   -3.64%   96,842   89,842  100,000  132,305         -        6,615
------------------------------------------------------------------------------------
  4        -   -3.73%   93,230   87,230  100,000  141,566         -        7,078
------------------------------------------------------------------------------------
  5        -   -3.82%   89,664   84,664  100,000  151,476         -        7,574
------------------------------------------------------------------------------------
  6        -   -3.93%   86,138   82,138  100,000  162,079         -        8,104
------------------------------------------------------------------------------------
  7        -   -4.05%   82,647   79,647  100,000  173,424         -        8,671
------------------------------------------------------------------------------------
  8        -   -4.19%   79,185   77,185  100,000  185,564         -        9,278
------------------------------------------------------------------------------------
  9        -   -4.34%   75,747   74,747  100,000  198,554         -        9,928
------------------------------------------------------------------------------------
 10        -   -4.52%  108,000  108,000  108,000  216,000         -       10,800
------------------------------------------------------------------------------------
 11        -   -4.14%   93,180   93,180   93,180  205,200    10,800       10,800
------------------------------------------------------------------------------------
 12        -   -4.29%   78,845   78,845   79,569  194,400    10,800       10,800
------------------------------------------------------------------------------------
 13        -   -4.50%   64,983   64,983   68,669  183,600    10,800       10,800
------------------------------------------------------------------------------------
 14        -   -4.80%   51,580   51,580   57,257  172,800    10,800       10,800
------------------------------------------------------------------------------------
 15        -   -5.29%   38,623   38,623   45,268  162,000    10,800       10,800
------------------------------------------------------------------------------------
 16        -   -6.20%   26,098   26,098   32,610  151,200    10,800       10,800
------------------------------------------------------------------------------------
 17        -   -8.52%   13,994   13,994   19,115  140,400    10,800       10,800
------------------------------------------------------------------------------------
 18        -  -28.03%    2,299    2,299    4,363  129,600    10,800       10,800
------------------------------------------------------------------------------------
 19        -        -        -        -        -  118,800    10,800       10,800
------------------------------------------------------------------------------------
 20        -        -        -        -        -  108,000    10,800       10,800
------------------------------------------------------------------------------------
 21        -        -        -        -        -   97,200    10,800       10,800
------------------------------------------------------------------------------------
 22        -        -        -        -        -   86,400    10,800       10,800
------------------------------------------------------------------------------------
 23        -        -        -        -        -   75,600    10,800       10,800
------------------------------------------------------------------------------------
 24        -        -        -        -        -   64,800    10,800       10,800
------------------------------------------------------------------------------------
 25        -        -        -        -        -   54,000    10,800       10,800
------------------------------------------------------------------------------------
 26        -        -        -        -        -   43,200    10,800       10,800
------------------------------------------------------------------------------------
 27        -        -        -        -        -   32,400    10,800       10,800
------------------------------------------------------------------------------------
 28        -        -        -        -        -   21,600    10,800       10,800
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,800    10,800       10,800
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,800       10,800
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10)Consent of PricewaterhouseCoopers LLP*
--------
* To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, on this 15th day of August 2008.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  Registrant

              By:Prudential Annuities Life Assurance Corporation


/s/ C. Christopher Sprague
--------------------------
C. Christopher Sprague,
Vice President, Corporate
Counsel

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                                   Depositor


/s/ C. Christopher Sprague
---------------------------------------------------------
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                         Date
---------          --------------------------------------  ------------------
                       (Principal Executive Officer)

David R. Odenath*  Chief Executive Officer and President   August 15, 2008
------------------
David R. Odenath

                      (Principal Financial Officer and
                       Principal Accounting Officer)
Kenneth Y. Tanji*    Executive Vice President and Chief
------------------           Financial Officer
Kenneth Y. Tanji

                            (Board of Directors)

James Avery*                 Kenneth Y. Tanji*             Helen Galt*
------------------         ---------------------           ---------------
James Avery                   Kenneth Y. Tanji             Helen Galt

David R. Odenath*                                          Bernard J. Jacob*
------------------                                         ---------------
David R. Odenath                                           Bernard J. Jacob


By:  /s/ C. Christopher Sprague
     --------------------------
     C. Christopher Sprague

* Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney